Noninterest Expense	12 Months Ended
Dec. 31, 2016
Disclosure Noninterest Expense [Abstract]
Noninterest expense
Noninterest expense

The following table provides a breakdown of noninterest expense presented on the consolidated income statement.

Noninterest expense
(in millions)	2016	2015	2014
Staff	$5,733	$5,837	$5,845
Professional, legal and other purchased services	1,185	1,230	1,339
Software	647	627	620
Net occupancy	590	600	610
Distribution and servicing	405	381	428
Furniture and equipment	247	280	322
Sub-custodian	245	270	286
Business development	245	267	268
Bank assessment charges	219	157	146
Clearing	155	150	129
Communications	87	103	119
Other	479	551	637
Amortization of intangible assets	237	261	298
Litigation	45	87	953
Merger and integration and restructuring charges (recoveries)	4	(2)	177	(a)
Total noninterest expense	$10,523	$10,799	$12,177

(a)
Primarily includes restructuring charges related to the Streamlining actions program initiated in 2014 and severance. Streamlining actions included rationalizing our staff and simplifying and automating global processes.